SEGMENT REPORTING - Schedule of Breakdown By Asset (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total assets	$ 139,953	$ 61,643
United States
Segment Reporting Information [Line Items]
Total assets	130,051	43,977
Canada
Segment Reporting Information [Line Items]
Total assets	5,238	3,997
Bermuda
Segment Reporting Information [Line Items]
Total assets	4,202	4,457
Other
Segment Reporting Information [Line Items]
Total assets	$ 462	$ 9,212